Derivative Instruments And Hedging Activities (Effects Of Derivative Instruments In Cash Flow Hedging Relationships) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	$ 2.0	$ 2.1	$ (3.5)
Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)	(35.3)	(46.7)	(11.1)
Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)	0.9	1.1	1.4
Equity
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	2.0	2.1	(3.5)
Equity | Cost Of Sales And Selling General And Administrative Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)	2.1	(1.0)	(0.8)
Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)	0.9	1.1	1.4
Interest rate
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI (Effective Portion)	0.0	0.0	0.0
Interest rate | Interest, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)	(37.4)	(45.7)	(10.3)
Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)	$ 0.0	$ 0.0	$ 0.0